Report of Directors Financial Review Risk Report (Tables)	12 Months Ended
Dec. 31, 2024
Report of Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2024		31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	83,524	(858)	76,579	(1,088)
Loans and advances to banks at amortised cost	14,524	(3)	14,372	(1)
Other financial assets measured at amortised cost	237,475	(6)	273,728	(70)
– cash and balances at central banks	119,184	—	110,618	—
– reverse repurchase agreements – non-trading	53,612	—	73,494	—
– financial investments	12,226	—	8,861	—
– assets held for sale[2]	2,591	(3)	21,796	(64)
– prepayments, accrued income and other assets[3]	49,862	(3)	58,959	(6)
Total gross carrying amount on-balance sheet	335,523	(867)	364,679	(1,159)
Loans and other credit-related commitments	121,764	(49)	125,616	(42)
Financial guarantees[4]	2,876	(9)	2,401	(16)
Total nominal amount off-balance sheet[5]	124,640	(58)	128,017	(58)
	460,163	(925)	492,696	(1,217)

	Fair value	Memorandum allowance for ECL[6]	Fair value	Memorandum allowance for ECL[6]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income ('FVOCI')	46,649	(22)	37,427	(23)
1The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2 For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 55.
3Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 117 comprises both financial and non-financial assets, including cash collateral and settlement accounts. It also includes 'Items in course of collection from other banks' which was presented separately in 2023.
4Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
5Represents the maximum amount at risk should the contracts be fully drawn upon and client's default.
6Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in
‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Maximum exposure to credit risk
(Audited)	2024			2023
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	£m	£m	£m	£m	£m	£m
Loans and advances to customers held at amortised cost	82,666	(8,897)	73,769	75,491	(9,322)	66,169
– personal	19,835	—	19,835	12,923	—	12,923
– corporate and commercial	46,835	(7,942)	38,893	49,943	(8,570)	41,373
– non-bank financial institutions	15,996	(955)	15,041	12,625	(752)	11,873
Loans and advances to banks at amortised cost	14,521	—	14,521	14,371	(6)	14,365
Other financial assets held at amortised cost	256,736	(4,082)	252,654	272,558	(15,283)	257,275
– cash and balances at central banks	119,184	—	119,184	110,618	—	110,618
– reverse repurchase agreements – non-trading	53,612	(4,082)	49,530	73,494	(15,283)	58,211
– financial investments	12,226	—	12,226	8,861	—	8,861
– assets held for sale	21,606	—	21,606	20,368	—	20,368
– prepayments, accrued income and other assets	50,108	—	50,108	59,217	—	59,217
Derivatives	198,172	(195,301)	2,871	174,116	(173,718)	398
Total on-balance sheet exposure to credit risk	552,095	(208,280)	343,815	536,536	(198,329)	338,207
Total off-balance sheet	150,262	—	150,262	153,695	—	153,695
– financial and other guarantees	22,305	—	22,305	21,908	—	21,908
– loan and other credit-related commitments	127,957	—	127,957	131,787	—	131,787
At 31 Dec	702,357	(208,280)	494,077	690,231	(198,329)	491,902

Unamortised balance of derivatives valued using models with unobservable inputs
	2024	2023
	£m	£m
Unamortised balance at 1 Jan	54	64
Deferral on new transactions	98	103
Recognised in the income statement during the year:	(93)	(113)
– amortisation	(53)	(60)
– subsequent to unobservable inputs becoming observable	(15)	(6)
– maturity, termination or offsetting derivative	(25)	(47)
– risk hedged	—	—
Exchange differences and other	(1)	—
Unamortised balance at 31 Dec[1]	58	54
1This amount is yet to be recognised in the consolidated income statement.

Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2024
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	75,844	5,546	2,096	38	83,524	(56)	(107)	(677)	(18)	(858)	0.1	1.9	32.3	47.4	1.0
– personal	18,733	955	259	—	19,947	(14)	(19)	(79)	—	(112)	0.1	2.0	30.5	—	0.6
– corporate and commercial	41,386	4,375	1,628	38	47,427	(35)	(85)	(454)	(18)	(592)	0.1	1.9	27.9	47.4	1.2
– non-bank financial institutions	15,725	216	209	—	16,150	(7)	(3)	(144)	—	(154)	—	1.4	68.9	—	1.0
Loans and advances to banks at amortised cost	14,457	67	—	—	14,524	(2)	(1)	—	—	(3)	—	1.5	—	—	—
Other financial assets measured at amortised cost	237,375	59	41	—	237,475	(4)	—	(2)	—	(6)	—	—	4.9	—	—
Loan and other credit- related commitments	116,787	4,812	162	3	121,764	(14)	(24)	(11)	—	(49)	—	0.5	6.8	—	—
– personal	1,149	4	2	—	1,155	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	58,281	3,775	146	3	62,205	(12)	(22)	(10)	—	(44)	—	0.6	6.8	—	0.1
– financial	57,357	1,033	14	—	58,404	(2)	(2)	(1)	—	(5)	—	0.2	7.1	—	—
Financial guarantees[1]	2,763	69	44	—	2,876	(2)	(1)	(6)	—	(9)	0.1	1.4	13.6	—	0.3
– personal	130	1	—	—	131	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	1,288	43	43	—	1,374	(2)	(1)	(5)	—	(8)	0.2	2.3	11.6	—	0.6
– financial	1,345	25	1	—	1,371	—	—	(1)	—	(1)	—	—	100.0	—	0.1
At 31 Dec 2024	447,226	10,553	2,343	41	460,163	(78)	(133)	(696)	(18)	(925)	—	1.3	29.7	43.9	0.2
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Represents the maximum amount at risk should the contracts be fully drawn upon and client's default.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2023 (continued)
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	66,356	7,881	2,310	32	76,579	(75)	(125)	(882)	(6)	(1,088)	0.1	1.6	38.2	18.8	1.4
– personal	11,447	1,370	214	—	13,031	(20)	(17)	(71)	—	(108)	0.2	1.2	33.2	—	0.8
– corporate and commercial	42,982	5,981	1,773	32	50,768	(48)	(98)	(673)	(6)	(825)	0.1	1.6	38.0	18.8	1.6
– non-bank financial institutions	11,927	530	323	—	12,780	(7)	(10)	(138)	—	(155)	0.1	1.9	42.7	—	1.2
Loans and advances to banks at amortised cost	14,256	116	—	—	14,372	(1)	—	—	—	(1)	—	—	—	—	—
Other financial assets measured at amortised cost	272,557	989	182	—	273,728	(5)	(8)	(57)	—	(70)	—	0.8	31.3	—	—
Loan and other credit- related commitments	118,242	7,197	174	3	125,616	(13)	(21)	(8)	—	(42)	—	0.3	4.6	—	—
– personal	1,246	27	3	—	1,276	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	58,225	4,815	155	3	63,198	(11)	(17)	(7)	—	(35)	—	0.4	4.5	—	0.1
– financial	58,771	2,355	16	—	61,142	(2)	(4)	(1)	—	(7)	—	0.2	6.3	—	—
Financial guarantees[1]	2,078	251	72	—	2,401	(2)	(1)	(13)	—	(16)	0.1	0.4	18.1	—	0.7
– personal	32	2	—	—	34	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	1,057	68	71	—	1,196	(1)	(1)	(13)	—	(15)	0.1	1.5	18.3	—	1.3
– financial	989	181	1	—	1,171	(1)	—	—	—	(1)	0.1	—	—	—	0.1
At 31 Dec 2023	473,489	16,434	2,738	35	492,696	(96)	(155)	(960)	(6)	(1,217)	—	0.9	35.1	17.1	0.2
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Represents the maximum amount at risk should the contracts be fully drawn upon and client's default.

Loans and advances to customers and banks measured at amortised cost
(Audited)
	Total gross loans and advances	Allowance for ECL
	£m	£m
As reported	98,048	(861)
Reported in ‘Assets held for sale’	887	(3)
At 31 Dec 2024	98,935	(864)
As reported	90,951	(1,089)
Reported in ‘Assets held for sale’	21,512	(64)
At 31 Dec 2023	112,463	(1,153)

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
(Audited)
	South Africa	German Private Banking Business	French Life Insurance Business	Total
Gross carrying amount	£m	£m	£m	£m
Loans and advances to customers at amortised cost	526	246	—	772
– personal	—	104	—	104
– corporate and commercial	467	15	—	482
– non-bank financial institutions	59	127	—	186
Loans and advances to banks at amortised cost	—	—	115	115
At 31 Dec 2024	526	246	115	887
Allowance for ECL
Loans and advances to customers at amortised cost	(3)	—	—	(3)
– personal	—	—	—	—
– corporate and commercial	(3)	—	—	(3)
– non-bank financial institutions	—	—	—	—
Loans and advances to banks at amortised cost	—	—	—	—
At 31 Dec 2024[1]	(3)	—	—	(3)

	Retail banking operations in France	Other Total
	£m	£m £m
Loans and advances to customers at amortised cost	13,319	90	13,409
– personal	10,916	—	10,916
– corporate and commercial	2,362	—	2,362
– non-bank financial institutions	41	90	131
Loans and advances to banks at amortised cost	8,103	—	8,103
At 31 Dec 2023	21,422	90	21,512
Allowance for ECL
Loans and advances to customers at amortised cost	(64)	—	(64)
– personal	(61)	—	(61)
– corporate and commercial	(3)	—	(3)
– non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	—	—
At 31 Dec 2023	(64)	—	(64)
1The table above does not include disposal completed during 2024 including the sale of our Retail banking operations in France completed on 1 January 2024. For more details, please refer to business disposals as disclosed in Note 34 on the financial statements.
The table below analyses the amount of ECL charges arising from assets held for sale and assets not held for sale.

Changes in expected credit losses and other credit impairment
(Audited)
	2024	2023
	£m	£m
ECL charges arising from:
– assets held for sale	—	5
– assets not held for sale	163	164
Year ended 31 Dec	163	169

Trading assets

Stage 2 days past due analysis at 31 December 2024
(Audited)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	5,546	81	48	(107)	(3)	(1)	1.9	3.7	2.1
– personal	955	74	19	(19)	(3)	(1)	2.0	4.1	5.3
– corporate and commercial	4,375	6	28	(85)	—	—	1.9	—	—
– non-bank financial institutions	216	1	1	(3)	—	—	1.4	—	—
Loans and advances to banks at amortised cost	67	—	—	(1)	—	—	1.5	—	—
Other financial assets measured at amortised cost	59	—	—	—	—	—	—	—	—
1Up-to-date accounts in stage 2 are not shown in amounts presented above.
2The days past due amounts presented above are on a contractual basis.

Stage 2 days past due analysis at 31 December 2023 (continued)
(Audited)	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	7,881	234	298	(125)	(4)	(1)	1.6	1.7	0.3
– personal	1,370	183	87	(17)	(3)	(1)	1.2	1.6	1.1
– corporate and commercial	5,981	51	207	(98)	(1)	—	1.6	2.0	—
– non-bank financial institutions	530	—	4	(10)	—	—	1.9	—	—
Loans and advances to banks at amortised cost	116	—	10	—	—	—	—	—	—
Other financial assets measured at amortised cost	989	14	9	(8)	—	—	0.8	—	—
1Up-to-date accounts in stage 2 are not shown in amounts presented above.
2The days past due amounts presented above are on a contractual basis

Management judgemental adjustments to ECL at 31 December 2024[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Modelled ECL (A)[3]	125	154	279
Banks, sovereigns, government entities and low-risk counterparties	—	—	—
Corporate lending adjustments	—	25	25
Inflation related adjustments	—	—	—
Other credit judgements	9	(13)	(4)
Total management judgemental adjustments (B)[4]	9	12	21
Other adjustments (C)[5]	(15)	—	(15)
Final ECL (A+B+C)[6]	119	166	285

Management judgemental adjustments to ECL at 31 December 2023[1,7]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Modelled ECL (A)[3]	173	246	419
Banks, sovereigns, government entities and low-risk counterparties	—	—	—
Corporate lending adjustments	—	10	10
Inflation related adjustments	8	—	8
Other credit judgements	9	(63)	(54)
Total management judgemental adjustments (B)[4]	17	(53)	(36)
Other adjustments (C)[5]	(14)	—	(14)
Final ECL (A+B+C)[6]	176	193	369
1Management judgemental adjustments presented in the table reflect increases or (decreases) to allowance for ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit loses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations and data/model deficiencies and can also include, where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
6As presented within our internal credit risk governance (see page 50).
731 December 2023 includes the retail banking operations in France.

Distribution of financial instruments by credit quality at 31 December 2024
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	41,588	17,843	19,698	2,261	2,134	83,524	(858)	82,666
– personal	16,984	1,433	1,209	62	259	19,947	(112)	19,835
– corporate and commercial	16,976	12,162	14,548	2,075	1,666	47,427	(592)	46,835
– non-bank financial institutions	7,628	4,248	3,941	124	209	16,150	(154)	15,996
Loans and advances to banks held at amortised cost	13,029	724	762	9	—	14,524	(3)	14,521
Cash and balances at central banks	119,184	—	—	—	—	119,184	—	119,184
Reverse repurchase agreements – non- trading	39,233	12,426	1,952	1	—	53,612	—	53,612
Financial investments	11,236	—	990	—	—	12,226	—	12,226
Assets held for sale	1,933	363	278	—	17	2,591	(3)	2,588
Other assets	48,187	670	975	6	24	49,862	(3)	49,859
– endorsements and acceptances	69	—	1	—	—	70	—	70
– accrued income and other	48,118	670	974	6	24	49,792	(3)	49,789
Debt instruments measured at fair value through other comprehensive income[1]	46,733	262	1,076	71	—	48,142	(22)	48,120
Out-of-scope for IFRS 9 ECL
Trading assets	31,137	9,983	8,075	1,723	32	50,950	—	50,950
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	606	1,854	928	1	—	3,389	—	3,389
Derivatives	173,222	20,632	4,163	146	9	198,172	—	198,172
Assets held for sale	2,406	—	—	—	—	2,406	—	2,406
Total gross carrying amount on balance sheet	528,494	64,757	38,897	4,218	2,216	638,582	(889)	637,693
Percentage of total credit quality (%)	82.8	10.1	6.1	0.7	0.3	100.0
Loans and other credit-related commitments	73,726	28,582	17,150	2,141	165	121,764	(49)	121,715
Financial guarantees	1,348	794	660	30	44	2,876	(9)	2,867
In-scope: Irrevocable loan commitments and financial guarantees	75,074	29,376	17,810	2,171	209	124,640	(58)	124,582
Loans and other credit-related commitments	3,159	2,217	809	50	7	6,242	—	6,242
Performance and other guarantees	9,787	5,784	3,518	240	135	19,464	(26)	19,438
Out-of-scope: Revocable loan commitments and non-financial guarantees	12,946	8,001	4,327	290	142	25,706	(26)	25,680
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2023 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	32,567	18,634	19,627	3,409	2,342	76,579	(1,088)	75,491
– personal	8,702	2,612	1,388	115	214	13,031	(108)	12,923
– corporate and commercial	18,044	12,815	14,876	3,228	1,805	50,768	(825)	49,943
– non-bank financial institutions	5,821	3,207	3,363	66	323	12,780	(155)	12,625
Loans and advances to banks held at amortised cost	13,247	415	710	—	—	14,372	(1)	14,371
Cash and balances at central banks	110,570	—	48	—	—	110,618	—	110,618
Reverse repurchase agreements – non- trading	57,144	13,183	3,128	39	—	73,494	—	73,494
Financial investments	8,840	—	21	—	—	8,861	—	8,861
Assets held for sale	19,461	1,232	852	95	156	21,796	(64)	21,732
Other assets	57,012	652	1,225	44	26	58,959	(6)	58,953
– endorsements and acceptances	224	6	20	—	—	250	—	250
– accrued income and other	56,788	646	1,205	44	26	58,709	(6)	58,703
Debt instruments measured at fair value through other comprehensive income[1]	35,513	2,241	760	82	—	38,596	(23)	38,573
Out-of-scope for IFRS 9 ECL
Trading assets	34,923	8,555	6,378	820	—	50,676	—	50,676
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,439	965	1,536	5	—	4,945	—	4,945
Derivatives	155,106	15,499	3,457	46	8	174,116	—	174,116
Assets held for sale	101	—	—	—	—	101	—	101
Total gross carrying amount on balance sheet	526,923	61,376	37,742	4,540	2,532	633,113	(1,182)	631,931
Percentage of total credit quality (%)	83	10	6	1	0	100.0
Loans and other credit-related commitments	83,907	27,038	13,012	1,482	177	125,616	(42)	125,574
Financial guarantees	1,270	530	503	26	72	2,401	(16)	2,385
In-scope: Irrevocable loan commitments and financial guarantees	85,177	27,568	13,515	1,508	249	128,017	(58)	127,959
Loans and other credit-related commitments	3,269	2,091	806	42	5	6,213	—	6,213
Performance and other guarantees	9,582	5,357	3,917	484	208	19,548	(25)	19,523
Out-of-scope: Revocable loan commitments and non-financial guarantees	12,851	7,448	4,723	526	213	25,761	(25)	25,736
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers at amortised cost	41,588	17,843	19,698	2,261	2,134	83,524	(858)	82,666
– stage 1	41,150	17,227	16,555	912	—	75,844	(56)	75,788
– stage 2	438	616	3,143	1,349	—	5,546	(107)	5,439
– stage 3	—	—	—	—	2,096	2,096	(677)	1,419
– POCI	—	—	—	—	38	38	(18)	20
Loans and advances to banks at amortised cost	13,029	724	762	9	—	14,524	(3)	14,521
– stage 1	12,983	708	758	8	—	14,457	(2)	14,455
– stage 2	46	16	4	1	—	67	(1)	66
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	219,773	13,459	4,195	7	41	237,475	(6)	237,469
– stage 1	219,771	13,432	4,170	2	—	237,375	(4)	237,371
– stage 2	2	27	25	5	—	59	—	59
– stage 3	—	—	—	—	41	41	(2)	39
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	73,726	28,582	17,150	2,141	165	121,764	(49)	121,715
– stage 1	73,328	26,774	15,172	1,513	—	116,787	(14)	116,773
– stage 2	398	1,808	1,978	628	—	4,812	(24)	4,788
– stage 3	—	—	—	—	162	162	(11)	151
– POCI	—	—	—	—	3	3	—	3
Financial guarantees	1,348	794	660	30	44	2,876	(9)	2,867
– stage 1	1,348	785	626	4	—	2,763	(2)	2,761
– stage 2	—	9	34	26	—	69	(1)	68
– stage 3	—	—	—	—	44	44	(6)	38
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2024	349,464	61,402	42,465	4,448	2,384	460,163	(925)	459,238
Debt instruments at FVOCI[1]
– stage 1	46,694	262	1,072	—	—	48,028	(7)	48,021
– stage 2	39	—	4	71	—	114	(15)	99
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2024	46,733	262	1,076	71	—	48,142	(22)	48,120

Loans and advances to customers at amortised cost	32,567	18,634	19,627	3,409	2,342	76,579	(1,088)	75,491
– stage 1	31,644	17,295	16,071	1,346	—	66,356	(75)	66,281
– stage 2	923	1,339	3,556	2,063	—	7,881	(125)	7,756
– stage 3	—	—	—	—	2,310	2,310	(882)	1,428
– POCI	—	—	—	—	32	32	(6)	26
Loans and advances to banks at amortised cost	13,247	415	710	—	—	14,372	(1)	14,371
– stage 1	13,220	414	622	—	—	14,256	(1)	14,255
– stage 2	27	1	88	—	—	116	—	116
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	253,027	15,067	5,274	178	182	273,728	(70)	273,658
– stage 1	252,841	14,788	4,843	85	—	272,557	(5)	272,552
– stage 2	186	279	431	93	—	989	(8)	981
– stage 3	—	—	—	—	182	182	(57)	125
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	83,907	27,038	13,012	1,482	177	125,616	(42)	125,574
– stage 1	81,341	25,083	10,962	856	—	118,242	(13)	118,229
– stage 2	2,566	1,955	2,050	626	—	7,197	(21)	7,176
– stage 3	—	—	—	—	174	174	(8)	166
– POCI	—	—	—	—	3	3	—	3
Financial guarantees	1,270	530	503	26	72	2,401	(16)	2,385
– stage 1	1,269	483	322	4	—	2,078	(2)	2,076
– stage 2	1	47	181	22	—	251	(1)	250
– stage 3	—	—	—	—	72	72	(13)	59
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	384,018	61,684	39,126	5,095	2,773	492,696	(1,217)	491,479
Debt instruments at FVOCI[1]
– stage 1	35,473	2,241	722	—	—	38,436	(9)	38,427
– stage 2	40	—	38	82	—	160	(14)	146
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	35,513	2,241	760	82	—	38,596	(23)	38,573
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

	2024	2023
	£m	£m
Treasury and other eligible bills	5,379	4,808
Debt securities	29,805	27,724
Equity securities	65,092	50,020
Trading securities	100,276	82,552
Loans and advances to banks[1]	2,957	5,094
Loans and advances to customers[1]	12,809	13,050
At 31 Dec	116,042	100,696
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

	2024	2023
	Designated at fair value and otherwise mandatorily measured at fair value	Designated at fair value and otherwise mandatorily measured at fair value
	£m	£m
Securities	5,739	16,027
– debt securities, treasury and other eligible bills	515	2,131
– equity securities	5,224	13,896
Loans and advances to banks and customers	2,874	2,814
Other	804	227
At 31 Dec	9,417	19,068

Carrying amount of financial investments
	2024	2023
	£m	£m
Financial investments measured at fair value through other comprehensive income	39,990	37,507
– treasury and other eligible bills	3,826	1,469
– debt securities	35,709	35,618
– equity securities	118	80
– other instruments[1]	337	340
Debt instruments measured at amortised cost	12,226	8,861
– treasury and other eligible bills	—	723
– debt securities	12,226	8,138
At 31 Dec	52,216	46,368
1    'Other instruments’ are comprised of loans and advances.

Disclosure of macroeconomic variables and probabilities

Consensus Central scenario 2025–2029 (as at 4Q24)
	UK	France
GDP (annual average growth rate, %)
2025	1.2	0.9
2026	1.3	0.9
2027	1.8	1.4
2028	1.6	1.5
2029	1.6	1.4
5-year average[1]	1.5	1.2
Unemployment rate (%)
2025	4.9	7.5
2026	4.7	7.3
2027	4.5	7.2
2028	4.3	7.0
2029	4.3	7.0
5-year average[1]	4.5	7.2
House prices (annual average growth rate, %)
2025	1.4	2.1
2026	3.8	4.4
2027	4.6	4.4
2028	3.5	3.8
2029	2.7	3.1
5-year average[1]	3.2	3.6
Inflation (annual average growth rate, %)
2025	2.4	1.2
2026	2.1	1.6
2027	2.1	2.0
2028	2.0	2.3
2029	2.0	2.2
5-year average[1]	2.1	1.9
Central bank policy rate (annual average, %)
2025	4.2	2.1
2026	3.9	1.8
2027	3.8	2.0
2028	3.7	2.0
2029	3.7	2.1
5-year average[1]	3.9	2.0
1The five-year average is calculated over a projected period of 20 quarters from 1Q25 to 4Q29.

Consensus Central scenario 2024–2028 (as at 4Q23)
	UK	France
GDP (annual average growth rate, %)
2024	0.3	0.8
2025	1.2	1.5
2026	1.7	1.6
2027	1.6	1.5
2028	1.6	1.5
5-year average[1]	1.3	1.4
Unemployment rate (%)
2024	4.7	7.5
2025	4.6	7.3
2026	4.3	7.0
2027	4.2	6.8
2028	4.2	6.8
5-year average[1]	4.4	7.1
House prices (annual average growth rate, %)
2024	(5.5)	(1.0)
2025	0.1	2.4
2026	3.5	4.0
2027	3.0	4.4
2028	3.0	4.0
5-year average[1]	0.8	2.8
Inflation (annual average growth rate, %)
2024	3.2	2.7
2025	2.2	1.8
2026	2.2	1.7
2027	2.3	1.9
2028	2.3	2.1
5-year average[1]	2.4	2.0
Central bank policy rate (annual average, %)
2024	5.0	3.6
2025	4.3	2.8
2026	3.9	2.6
2027	3.8	2.6
2028	3.7	2.7
5-year average[1]	4.1	2.9
1The five-year average is calculated over a projected period of 20 quarters from 1Q24 to 4Q28.
The following tables describe key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario 2025-2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-peak)[1]	11.3	(4Q29)	8.9	(4Q29)
Unemployment rate (%, min)[2]	3.5	(3Q26)	6.4	(4Q26)
House price index (%, start-to-peak)[1]	24.2	(4Q29)	22.8	(4Q29)
Inflation rate (YoY % change, min)[3]	1.4	(1Q26)	0.1	(4Q25)
Central bank policy rate (%, min)[2]	3.6	(4Q25)	1.4	(3Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy interest rate in the scenario.
3Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Upside scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-peak)[1]	10.8	(4Q28)	10.4	(4Q28)
Unemployment rate (%, min)[2]	3.1	(4Q24)	6.2	(4Q25)
House price index (%, start-to-peak)[1]	13.0	(4Q28)	19.6	(4Q28)
Inflation rate (YoY % change, min)[3]	1.3	(2Q25)	1.5	(3Q24)
Central bank policy rate (%, min)[2]	3.7	(3Q28)	2.6	(2Q26)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy interest rate in the scenario.
3Lowest projected year-on-year percentage change in inflation in the scenario.
The following tables describe key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario 2025-2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-trough)[1]	(1.0)	(4Q26)	(0.6)	(1Q26)
Unemployment rate (%, max)[2]	6.1	(4Q25)	8.3	(3Q25)
House price index (%, start-to-trough)[1]	(4.5)	(1Q26)	(0.3)	(1Q25)
Inflation rate (YoY % change, max)[3]	3.4	(4Q25)	2.6	(3Q25)
Central bank policy rate (%, max)[2]	5.0	(1Q25)	3.2	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy interest rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(1.0)	(2Q25)	(0.3)	(2Q24)
Unemployment rate (%, max)[2]	6.4	(1Q25)	8.5	(4Q24)
House price index (%, start-to-trough)[1]	(12.0)	(2Q25)	(1.2)	(3Q24)
Inflation rate (YoY % change, max)[3]	4.1	(1Q24)	3.8	(2Q24)
Central bank policy rate (%, max)[2]	5.7	(1Q24)	4.2	(1Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy interest rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.
The following tables describe key macroeconomic variables in the
Downside 2 scenario.

Downside 2 scenario 2025-2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-trough)[1]	(9.1)	(2Q26)	(7.9)	(2Q26)
Unemployment rate (%, max)[2]	8.4	(2Q26)	10.4	(1Q27)
House price index (%, start-to-trough)[1]	(27.2)	(4Q26)	(14.0)	(2Q27)
Inflation rate (YoY % change, max)[3]	10.1	(2Q25)	7.6	(2Q25)
Central bank policy rate (%, max)[2]	5.5	(1Q25)	4.2	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy interest rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(8.8)	(2Q25)	(6.6)	(1Q25)
Unemployment rate (%, max)[2]	8.4	(2Q25)	10.2	(4Q25)
House price index (%, start-to-trough)[1]	(30.2)	(4Q25)	(14.5)	(2Q26)
Inflation rate (YoY % change, max)[3]	10.1	(2Q24)	8.6	(2Q24)
Central bank policy rate (%, max)[2]	6.0	(1Q24)	5.2	(1Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy interest rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in the UK and France.
UK
France
The following tables describe the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	France
4Q24
Upside scenario	10	10	10
Central scenario	75	75	75
Downside scenario	10	10	10
Downside 2 scenario	5	5	5

4Q23
Upside scenario	10	10	10
Central scenario	75	75	75
Downside scenario	10	10	10
Downside 2 scenario	5	5	5

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	UK	France
	£m	£m
At 31 December 2024
Reported allowance for ECL	39	64
Consensus Central scenario allowance for ECL	35	63
Consensus Upside scenario allowance for ECL	24	55
Consensus Downside scenario allowance for ECL	49	76
Downside 2 scenario allowance for ECL	284	99
Reported gross carrying amount	139,207	145,484

IFRS 9 ECL sensitivity to future economic conditions
	UK	France
	£m	£m
At 31 December 2023
Reported allowance for ECL	67	78
Consensus Central scenario allowance for ECL	55	81
Consensus Upside scenario allowance for ECL	38	72
Consensus Downside scenario allowance for ECL	87	99
Downside 2 scenario allowance for ECL	276	112
Reported gross carrying amount	144,215	142,389
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at
FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 74.
Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
	£m	£m
At 31 December 2024
Reported allowance for ECL	2	—
Consensus Central scenario allowance for ECL	2	—
Consensus Upside scenario allowance for ECL	2	—
Consensus Downside scenario allowance for ECL	2	—
Downside 2 scenario allowance for ECL	4	—
Reported gross carrying amount	1,979	—

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France[2]
	£m	£m
At 31 December 2023
Reported allowance for ECL	2	74
Consensus Central scenario allowance for ECL	2	74
Consensus Upside scenario allowance for ECL	2	72
Consensus Downside scenario allowance for ECL	3	75
Downside 2 scenario allowance for ECL	4	78
Reported gross carrying amount	1,925	17,187
1Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2Included balances and allowance for ECL which have been reclassified from
‘loans and advances to customers’ to ‘assets held for sale’ in the balance sheet at 31 December 2023. This also included any balances and allowance for ECL which continue to be reported as personal lending in ‘loans and advances to customers’ that are in accordance with the basis of inclusion for retail sensitivity analysis. Disposal of our Retail banking operations in
France completed on 1 January 2024.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
Transfers of financial instruments	2,460	(42)	(3,223)	47	763	(5)	—	—	—	—
– transfers from stage 1 to stage 2	(7,440)	8	7,440	(8)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	10,182	(48)	(10,182)	48	—	—	—	—	—	—
– transfers to stage 3	(390)	1	(649)	13	1,039	(14)	—	—	—	—
– transfers from stage 3	108	(3)	168	(6)	(276)	9	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	29	—	(22)	—	—	—	—	—	7
Net new and further lending/ repayments	10,816	7	(1,409)	3	(635)	322	6	(7)	8,778	325
Changes to risk parameters – credit quality	—	23	—	(31)	—	(504)	—	(5)	—	(517)
Changes to models used for ECL calculation	—	(1)	—	17	—	—	—	—	—	16
Assets written off	—	—	—	—	(257)	255	—	—	(257)	255
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(4,916)	2	(345)	2	(83)	24	—	—	(5,344)	28
Others[2]	6,588	(1)	26	(2)	(42)	117	—	—	6,572	114
At 31 Dec 2024	177,176	(74)	10,494	(133)	2,302	(694)	41	(18)	190,013	(919)
ECL income statement change for the period		58		(33)		(182)		(12)		(169)
Recoveries										2
Others										13
Total ECL income statement change for the period										(154)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2024		12 months ended 31 Dec 2024
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	£m	£m	£m
As above	190,013	(919)	(154)
Other financial assets measured at amortised cost	237,475	(6)	(6)
Non-trading reverse purchase agreement commitments	32,675	—	—
Performance and other guarantees not considered for IFRS 9			(2)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	460,163	(925)	(162)
Debt instruments measured at FVOCI	46,649	(22)	(1)
Total allowance for ECL/total income statement ECL change for the period	N/A	(947)	(163)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2024, these amounted to £(0.77)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
Transfers of financial instruments:	690	(56)	(1,336)	89	646	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(14,106)	11	14,106	(11)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	15,023	(66)	(15,023)	66	—	—	—	—	—	—
– transfers to stage 3	(247)	—	(551)	39	798	(39)	—	—	—	—
– transfers from stage 3	20	(1)	132	(5)	(152)	6	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	48	—	(26)	—	—	—	—	—	22
Net new and further lending/ repayments	4,626	(1)	(1,916)	22	(442)	125	33	—	2,301	146
Changes to risk parameters – credit quality	—	(1)	—	(28)	—	(305)	—	(6)	—	(340)
Changes to model used for ECL calculation	—	(3)	—	18	—	—	—	—	—	15
Assets written off	—	—	—	—	(248)	246	—	—	(248)	246
Credit related modifications that resulted in derecognition	—	—	—	—	(94)	75	—	—	(94)	75
Foreign exchange	(2,398)	2	(231)	2	(49)	17	—	—	(2,678)	21
Others[2]	(9,061)	(9)	869	(24)	207	(66)	(1)	—	(7,986)	(99)
At 31 Dec 2023	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
ECL income statement change for the period		43		(14)		(180)		(6)		(157)
Recoveries										5
Others										(12)
Total ECL income statement change for the period										(164)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2023		12 months ended 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	£m	£m	£m
As above	180,264	(1,147)	(164)
Other financial assets measured at amortised cost	273,728	(70)	—
Non-trading reverse purchase agreement commitments	38,704	—	—
Performance and other guarantees not considered for IFRS 9			(7)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	492,696	(1,217)	(171)
Debt instruments measured at FVOCI	37,427	(23)	2
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,240)	(169)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(1.64)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in gross carrying amount and allowances for loans and advances to banks and customers
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	80,612	(76)	7,997	(125)	2,310	(882)	32	(6)	90,951	(1,089)
Transfers of financial instruments	579	(33)	(1,402)	38	823	(5)	—	—	—	—
– transfers from stage 1 to stage 2	(3,332)	7	3,332	(7)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	4,244	(38)	(4,244)	38	—	—	—	—	—	—
– transfers to stage 3	(365)	1	(571)	13	936	(14)	—	—	—	—
– transfers from stage 3	32	(3)	81	(6)	(113)	9	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	22	—	(17)	—	—	—	—	—	5
Net new and further lending/ repayments	4,724	11	(799)	7	(664)	308	6	(7)	3,267	319
Changes to risk parameters – credit quality	—	21	—	(17)	—	(493)	—	(5)	—	(494)
Changes to models used for ECL calculation	—	(3)	—	6	—	—	—	—	—	3
Assets written off	—	—	—	—	(257)	255	—	—	(257)	255
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(2,143)	2	(209)	2	(74)	23	—	—	(2,426)	27
Others[1]	6,529	(2)	26	(2)	(42)	117	—	—	6,513	113
At 31 Dec 2024	90,301	(58)	5,613	(108)	2,096	(677)	38	(18)	98,048	(861)
ECL income statement change for the period	—	51	—	(21)	—	(185)	—	(12)	—	(167)
Recoveries										2
Others										12
Total ECL income statement change for the period										(153)
1Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2024, these amounted to £(0.68)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in gross carrying amount and allowances for loans and advances to banks and customers (continued)
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	80,347	(55)	8,230	(166)	2,289	(922)	3	—	90,869	(1,143)
Transfers of financial instruments	(98)	(42)	(500)	78	598	(36)	—	—	—	—
– transfers from stage 1 to stage 2	(7,192)	10	7,192	(10)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	7,301	(51)	(7,301)	51	—	—	—	—	—	—
– transfers to stage 3	(226)	—	(465)	39	691	(39)	—	—	—	—
– transfers from stage 3	19	(1)	74	(2)	(93)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	36	—	(22)	—	—	—	—	—	14
Net new and further lending/ repayments	3,230	(9)	(923)	15	(401)	94	30	—	1,936	100
Changes to risk parameters – credit quality	—	1	—	(10)	—	(289)	—	(6)	—	(304)
Changes to models used for ECL calculation	—	2	—	4	—	—	—	—	—	6
Assets written off	—	—	—	—	(248)	246	—	—	(248)	246
Credit-related modifications that resulted in derecognition	—	—	—	—	(94)	75	—	—	(94)	75
Foreign exchange	(1,264)	1	(148)	1	(48)	17	—	—	(1,460)	19
Others[1]	(1,603)	(10)	1,338	(25)	214	(67)	(1)	—	(52)	(102)
At 31 Dec 2023	80,612	(76)	7,997	(125)	2,310	(882)	32	(6)	90,951	(1,089)
ECL income statement change for the period	—	30	—	(13)	—	(195)	—	(6)	—	(184)
Recoveries										5
Others										(20)
Total ECL income statement change for the period										(199)
1Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(1.17)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in nominal amount and allowances for loan commitments and financial guarantees[1]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	81,616	(15)	7,448	(22)	246	(21)	3	—	89,313	(58)
Transfers of financial instruments	1,881	(9)	(1,821)	9	(60)	—	—	—	—	—
– transfers from stage 1 to stage 2	(4,108)	1	4,108	(1)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	5,938	(10)	(5,938)	10	—	—	—	—	—	—
– transfers to stage 3	(25)	—	(78)	—	103	—	—	—	—	—
– transfers from stage 3	76	—	87	—	(163)	—	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	7	—	(5)	—	—	—	—	—	2
Net new and further lending/ repayments	6,092	(4)	(610)	(4)	29	14	—	—	5,511	6
Changes to risk parameters – credit quality	—	2	—	(14)	—	(11)	—	—	—	(23)
Changes to models used for ECL calculation	—	2	—	11	—	—	—	—	—	13
Foreign exchange	(2,773)	—	(136)	—	(9)	1	—	—	(2,918)	1
Others[2]	59	1	—	—	—	—	—	—	59	1
At 31 Dec 2024	86,875	(16)	4,881	(25)	206	(17)	3	—	91,965	(58)
ECL income statement change for the period	—	7	—	(12)	—	3	—	—	—	(2)
Recoveries										—
Others										1
Total ECL income statement change for the period										(1)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2024, these amounted to £(0.10)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in nominal amount and allowances for loan commitments and financial guarantees[1]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	88,024	(16)	9,829	(34)	247	(40)	—	—	98,100	(90)
Transfers of financial instruments	788	(14)	(836)	11	48	3	—	—	—	—
– transfers from stage 1 to stage 2	(6,914)	1	6,914	(1)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	7,722	(15)	(7,722)	15	—	—	—	—	—	—
– transfers to stage 3	(21)	—	(86)	—	107	—	—	—	—	—
– transfers from stage 3	1	—	58	(3)	(59)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	12	—	(4)	—	—	—	—	—	8
Net new and further lending/ repayments	1,396	8	(993)	7	(41)	31	3	—	365	46
Changes to risk parameters – credit quality	—	(2)	—	(18)	—	(16)	—	—	—	(36)
Changes to models used for ECL calculation	—	(5)	—	14	—	—	—	—	—	9
Foreign exchange	(1,134)	1	(83)	1	(1)	—	—	—	(1,218)	2
Others[2]	(7,458)	1	(469)	1	(7)	1	—	—	(7,934)	3
At 31 Dec 2023	81,616	(15)	7,448	(22)	246	(21)	3	—	89,313	(58)
ECL income statement change for the period	—	13	—	(1)	—	15	—	—	—	27
Recoveries										—
Others										8
Total ECL income statement change for the period										35
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(0.47)bn and were classified as stage 1 with no ECL.

Disclosure of financial assets and off-balance sheet commitments

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	%	%	%	%	%
Not collateralised	125,338	7,660	1,254	4	134,256	—	1.0	42.8	—	0.5
Fully collateralised by LTV ratio	11,789	762	109	—	12,660	0.1	1.2	10.1	—	0.2
– less than 50%	5,211	289	17	—	5,517	0.1	1.4	23.5	—	0.2
– 51% to 75%	2,298	143	13	—	2,454	—	0.7	30.8	—	0.2
– 76% to 90%	1,139	34	3	—	1,176	0.1	2.9	33.3	—	0.3
– 91% to 100%	3,141	296	76	—	3,513	—	1.0	2.6	—	0.2
Partially collateralised (A): LTV > 100%	4,056	755	469	—	5,280	—	1.9	6.8	—	0.9
– collateral value on A	3,230	419	147	—	3,796
Total at 31 Dec 2024	141,183	9,177	1,832	4	152,196	—	1.1	31.7	—	0.5
of which: UK
Not collateralised	47,979	2,314	544	3	50,840	—	1.3	56.4	—	0.7
Fully collateralised by LTV ratio	4,838	169	3	—	5,010	—	0.6	66.7	—	0.1
– less than 50%	1,521	79	—	—	1,600	—	1.3	—	—	0.1
– 51% to 75%	894	88	1	—	983	—	—	—	—	—
– 76% to 90%	502	—	—	—	502	—	—	—	—	—
– 91% to 100%	1,921	2	2	—	1,925	—	—	100.0	—	0.1
Partially collateralised (B): LTV > 100%	113	2	4	—	119	—	—	25.0	—	0.8
– collateral value on B	76	—	1	—	77
Total UK at 31 Dec 2024	52,930	2,485	551	3	55,969	—	1.2	56.3	—	0.6
of which: France
Not collateralised	58,509	3,513	322	1	62,345	—	0.8	38.2	—	0.3
Fully collateralised by LTV ratio	3,430	171	83	—	3,684	0.1	0.6	2.4	—	0.1
– less than 50%	1,904	107	3	—	2,014	0.1	0.9	—	—	0.1
– 51% to 75%	1,037	44	4	—	1,085	0.1	—	25.0	—	0.2
– 76% to 90%	238	15	2	—	255	—	—	50.0	—	0.4
– 91% to 100%	251	5	74	—	330	—	—	—	—	—
Partially collateralised (C): LTV > 100%	2,858	643	406	—	3,907	—	0.3	5.2	—	0.6
– collateral value on C	2,239	394	111	—	2,744
Total France at 31 Dec 2024	64,797	4,327	811	1	69,936	—	0.7	18.0	—	0.3

Not collateralised	115,898	10,983	1,617	6	128,504	—	1.0	43.8	—	0.7
Fully collateralised by LTV ratio	8,709	908	101	—	9,718	0.1	1.2	23.8	—	0.4
– less than 50%	2,221	342	41	—	2,604	0.2	1.5	24.4	—	0.7
– 51% to 75%	1,830	196	29	—	2,055	0.1	1.0	20.7	—	0.4
– 76% to 90%	336	149	13	—	498	—	0.7	38.5	—	1.2
– 91% to 100%	4,322	221	18	—	4,561	—	1.8	22.2	—	0.2
Partially collateralised (A): LTV > 100%	3,709	821	404	1	4,935	0.1	0.5	12.1	—	1.1
– collateral value on A	2,963	595	135	1	3,694
Total at 31 Dec 2023	128,316	12,712	2,122	7	143,157	—	1.0	36.8	—	0.7
of which: UK
Not collateralised	42,157	5,901	622	—	48,680	—	0.9	38.7	—	0.6
Fully collateralised by LTV ratio	4,464	168	11	—	4,643	—	—	27.3	—	0.1
– less than 50%	654	119	6	—	779	—	—	16.7	—	0.1
– 51% to 75%	1,031	47	3	—	1,081	—	—	—	—	—
– 76% to 90%	33	—	2	—	35	—	—	100.0	—	5.7
– 91% to 100%	2,746	2	—	—	2,748	—	—	—	—	—
Partially collateralised (B): LTV > 100%	229	19	7	—	255	—	—	42.9	—	1.2
– collateral value on B	150	—	2	—	152
Total UK at 31 Dec 2023	46,850	6,088	640	—	53,578	—	0.9	38.6	—	0.6
of which: France
Not collateralised	59,349	2,634	715	6	62,704	—	1.1	53.8	—	0.7
Fully collateralised by LTV ratio	2,110	341	26	—	2,477	0.1	1.2	15.4	—	0.4
– less than 50%	1,047	146	12	—	1,205	0.1	0.7	16.7	—	0.3
– 51% to 75%	614	115	4	—	733	0.2	0.9	25.0	—	0.4
– 76% to 90%	87	19	8	—	114	—	—	12.5	—	0.9
– 91% to 100%	362	61	2	—	425	—	3.3	50.0	—	0.7
Partially collateralised (C): LTV > 100%	3,038	787	390	1	4,216	—	0.4	10.0	—	1.0
– collateral value on C	2,418	583	129	1	3,131
Total France at 31 Dec 2023	64,497	3,762	1,131	7	69,397	—	1.0	37.8	—	0.7

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	%	%	%	%
Fully collateralised by LTV ratio	6,858	759	137	7,754	0.1	1.7	21.9	0.6
– less than 50%	2,869	403	57	3,329	—	1.0	14.0	0.4
– 51% to 70%	2,885	257	49	3,191	0.1	1.6	20.4	0.5
– 71% to 80%	796	59	9	864	0.1	3.4	33.3	0.7
– 81% to 90%	261	29	11	301	—	6.9	36.4	2.0
– 91% to 100%	47	11	11	69	—	9.1	45.5	8.7
Partially collateralised (A): LTV > 100%	32	12	51	95	—	25.0	64.7	37.9
– collateral value on A	23	11	29	63
Total at 31 Dec 2024	6,890	771	188	7,849	0.1	2.1	33.5	1.1
of which: UK
Fully collateralised by LTV ratio	2,703	585	27	3,315	—	—	11.1	0.1
– less than 50%	1,025	311	13	1,349	—	—	7.7	0.1
– 51% to 70%	1,040	209	13	1,262	—	—	15.4	0.2
– 71% to 80%	440	44	1	485	—	—	10.9	—
– 81% to 90%	173	18	—	191	—	—	—	—
– 91% to 100%	25	3	—	28	—	—	—	—
Partially collateralised (A): LTV > 100%	5	—	—	5	—	—	—	—
– collateral value on B	1	—	—	1
Total UK at 31 Dec 2024	2,708	585	27	3,320	—	—	11.1	0.1
of which: France
Fully collateralised by LTV ratio	273	4	6	283	—	3.3	13.3	0.4
– less than 50%	107	1	4	112	—	2.5	—	0.1
– 51% to 70%	125	1	2	128	—	4.5	27.5	0.5
– 71% to 80%	26	2	—	28	—	2.5	—	—
– 81% to 90%	12	—	—	12	—	—	—	—
– 91% to 100%	3	—	—	3	—	—	—	—
Partially collateralised (A): LTV > 100%	5	—	12	17	—	—	66.7	47.1
– collateral value on C	5	—	—	5
Total France at 31 Dec 2024	278	4	18	300	—	—	44.4	2.7
of which: Switzerland
Fully collateralised by LTV ratio	1,165	—	4	1,169	0.1	—	50.0	0.3
– less than 50%	400	—	4	404	—	—	50.0	0.5
– 51% to 70%	703	—	—	703	—	—	—	0.1
– 71% to 80%	62	—	—	62	—	—	—	—
– 81% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (A): LTV > 100%	—	—	—	—	—	—	—	—
– collateral value on D	—	—	—	—
Total Switzerland at 31 Dec 2024	1,165	—	4	1,169	0.1	—	50.0	0.3

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)
	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	%	%	%	%
Fully collateralised by LTV ratio	5,019	1,011	125	6,155	0.3	1.2	22.4	0.9
– less than 50%	2,320	448	59	2,827	0.2	0.9	15.3	0.6
– 51% to 70%	1,753	352	28	2,133	0.2	1.1	21.4	0.7
– 71% to 80%	594	121	11	726	0.5	1.7	27.3	1.1
– 81% to 90%	271	59	15	345	0.7	1.7	33.3	2.3
– 91% to 100%	81	31	12	124	1.2	3.2	41.7	5.6
Partially collateralised (A): LTV > 100%	77	19	68	164	—	15.8	52.9	23.8
– collateral value on A	33	16	54	103
Total at 31 Dec 2023	5,096	1,030	193	6,319	0.3	1.5	33.2	1.5
of which: UK
Fully collateralised by LTV ratio	1,752	814	10	2,576	—	—	10.0	—
– less than 50%	863	354	9	1,226	—	—	11.1	0.1
– 51% to 70%	559	295	1	855	—	—	—	—
– 71% to 80%	179	96	—	275	—	—	—	—
– 81% to 90%	102	48	—	150	—	—	—	—
– 91% to 100%	49	21	—	70	—	—	—	—
Partially collateralised (B): LTV > 100%	9	1	—	10	—	—	—	—
– collateral value on B	3	1	—	4
Total UK at 31 Dec 2023	1,761	815	10	2,586	—	—	10.0	—
of which: France
Fully collateralised by LTV ratio	280	36	6	322	—	—	16.7	0.3
– less than 50%	108	17	5	130	—	—	—	—
– 51% to 70%	126	15	—	141	—	—	—	—
– 71% to 80%	30	3	—	33	—	—	—	—
– 81% to 90%	14	1	—	15	—	—	—	—
– 91% to 100%	2	—	1	3	—	—	100.0	33.3
Partially collateralised (C): LTV > 100%	4	—	14	18	—	—	64.3	50.0
– collateral value on C	4	—	14	18
Total France at 31 Dec 2023	284	36	20	340	—	—	50.0	2.9

Disclosure of value at risk (VaR)	The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 10 day
(Audited)
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Balance at 31 Dec 2024	101.0	41.1	(8.4)	133.7
Average	114.4	38.0	(31.6)	120.7
Maximum	202.3	57.7		216.3
Minimum	41.5	29.1		54.8

Balance at 31 Dec 2023[3]	101.1	23.9	(21.5)	103.5
Average	91.0	26.1	(25.5)	91.6
Maximum	126.5	42.0		118.3
Minimum	45.8	19.3		53.4
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The total VaR is non-additive across risk types due to diversification effect.
3From 1Q24, we adopted a methodology change to measure non-trading VaR over a 10 day holding period as opposed to 1 day in order to better reflect longer average time horizons in the management of non-trading portfolios compared with trading portfolios. Comparative data at 31 December 2023 has been restated
on a 10 day basis accordingly, using a scalar approach that results in restated numbers being approximately three times higher than previously reported 1 day basis numbers.
The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
(Audited)
	Foreign exchange ('FX') and commodity	Interest rate ('IR')	Equity ('EQ')	Credit Spread ('CS')	Portfolio Diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Balance at 31 Dec 2024	6.9	11.2	12.6	4.6	(13.5)	21.8
Average	8.3	17.5	10.4	6.5	(16.5)	26.2
Maximum	14.8	27.8	13.4	9.3		37.2
Minimum	4.2	7.8	8.1	4.1		18.5

Balance at 31 Dec 2023	6.2	20.1	11.0	5.2	(17.0)	25.4
Average	11.4	25.8	10.0	9.2	(24.1)	32.3
Maximum	17.2	50.2	14.7	12.7		55.4
Minimum	5.6	13.8	7.8	5.2		19.0
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.

Disclosure of compliance with regulatory capital requirements under banking regulations

Own funds disclosure
(Audited)
		At
		31 Dec 2024	31 Dec 2023
Ref*		£m	£m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves^
1	Capital instruments and the related share premium accounts	4,379	1,801
	– ordinary shares	4,379	1,801
2	Retained earnings[1]	24,328	23,969
3	Accumulated other comprehensive income (and other reserves)[1]	(6,448)	(6,083)
5	Minority interests (amount allowed in consolidated CET1)	89	77
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	716	742
6	Common equity tier 1 capital before regulatory adjustments	23,064	20,506
28	Total regulatory adjustments to common equity tier 1	(1,168)	(1,276)
29	Common equity tier 1 capital	21,896	19,230
36	Additional tier 1 capital before regulatory adjustments	3,932	3,941
43	Total regulatory adjustments to additional tier 1 capital	—	(47)
44	Additional tier 1 capital	3,932	3,894
45	Tier 1 capital	25,828	23,124
51	Tier 2 capital before regulatory adjustments	15,835	14,403
57	Total regulatory adjustments to tier 2 capital	(357)	(396)
58	Tier 2 capital	15,478	14,007
59	Total capital	41,306	37,131
*The references identify the lines prescribed in the template, that are applicable and where there is a value.
^Figures have been prepared on an IFRS 9 transitional basis. At 31 December 2024, the IFRS 9 add-back to CET1 capital and the related tax have not been applied as they were immaterial.
1We have updated the classification between components of shareholders’ equity to present ‘Retained Earnings’ separately in Row 2 and ‘Accumulated other comprehensive income (and other reserves)’ in Row 3. The comparatives have been aligned accordingly.

Additional information about insurance contracts

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
	Life direct participating and investment DPF contracts[1]	Life other[2]	Other contracts[3]	Shareholder assets and liabilities	Total
At 31 Dec 2024	£m	£m	£m	£m	£m
Financial assets	3,749	48	1,026	421	5,244
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,223	32	1,018	365	4,638
– derivatives	5	—	—	—	5
– financial investments – at amortised cost	—	—	—	1	1
– financial investments at fair value through other comprehensive income	—	—	—	—	—
– other financial assets[4]	521	16	8	55	600
Insurance contract assets	—	38	—	—	38
Reinsurance contract assets	—	132	—	—	132
Other assets and investment properties[5]	18,229	1	—	1,176	19,406
Total assets at 31 Dec 2024	21,978	219	1,026	1,597	24,820
Liabilities under investment contracts designated at fair value	—	—	1,078	—	1,078
Insurance contract liabilities	3,165	259	—	—	3,424
Reinsurance contract liabilities	—	38	—	—	38
Deferred tax	—	—	—	9	9
Other liabilities[5]	17,355	32	—	1,761	19,148
Total liabilities at 31 Dec 2024	20,520	329	1,078	1,770	23,697
Total equity	—	—	—	1,123	1,123
Total liabilities and equity at 31 Dec 2024	20,520	329	1,078	2,893	24,820

Financial assets	21,284	101	942	1,331	23,658
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,101	78	935	776	14,890
– derivatives	92	—	—	5	97
– financial investments – at amortised cost	218	—	—	14	232
– financial investments at fair value through other comprehensive income	6,947	—	—	452	7,399
– other financial assets[4]	926	23	7	84	1,040
Insurance contract assets	—	41	—	—	41
Reinsurance contract assets	—	145	—	—	145
Other assets and investment properties	748	75	—	82	905
Total assets at 31 Dec 2023	22,032	362	942	1,413	24,749
Liabilities under investment contracts designated at fair value	—	—	1,002	—	1,002
Insurance contract liabilities	20,289	306	—	—	20,595
Reinsurance contract liabilities	—	33	—	—	33
Deferred tax	—	—	—	2	2
Other liabilities	—	—	—	1,966	1,966
Total liabilities at 31 Dec 2023	20,289	339	1,002	1,968	23,598
Total equity at 31 Dec 2023	—	—	—	1,151	1,151
Total liabilities and equity at 31 Dec 2023	20,289	339	1,002	3,119	24,749
1‘Life direct participating and investment DPF’ contracts are life direct participating contracts and investment contracts with discretionary participating features.
These are substantially measured under the variable fee approach measurement model.
2‘Life other’ contracts are measured under the general measurement model and mainly includes protection insurance contracts as well as reinsurance contracts.
The reinsurance contracts primarily provide diversification benefits over the life direct participating and investment DPF contracts.
3‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
4'Other financial assets' comprise mainly loans and advances to banks, cash and intercompany balances with other non-insurance legal entities.
5'Other assets and investment properties' includes £19,309m and 'Other liabilities' includes £18,668m in respect of the classification of the French insurance business to held for sale at 31 December 2024. Further details are provided on page 181.

Disclosure of sensitivity analysis to market risk

Sensitivity of the group's insurance manufacturing subsidiaries to market risk factors
(Audited)	2024			2023
	Effect on CSM	Effect on profit after tax[1]	Effect on total equity	Effect on CSM	Effect on profit after tax[1]	Effect on total equity
	£m	£m	£m	£m	£m	£m
+100 basis point parallel shift in yield curves	50	6	(19)	5	1	(25)
–100 basis point parallel shift in yield curves	(113)	(13)	12	(59)	(8)	18
+100 basis point shift in credit spreads	(17)	(4)	(29)	(34)	(3)	(30)
–100 basis point shift in credit spreads	8	4	28	36	4	31
10% increase in growth assets[2]	64	21	21	65	32	32
10% decrease in growth assets[2]	(63)	(22)	(22)	(64)	(32)	(32)
1'Effect on profit after tax' in respect for the year.
2'Growth assets' primarily comprise equity securities and investment properties and variability in growth asset fair value constitutes a market risk to insurance manufacturing subsidiaries.

Disclosure of expected maturity of insurance contract liabilities	The amounts of insurance contract liabilities that are payable on demand, excluding the French insurance contract liabilities that were classified as held for sale at 31 December 2024 (further details are provided on page 181), are set out by the product grouping below:

Amounts Payable on Demand
(Audited)
	2024		2023
	Amounts Payable on Demand	Carrying Amount for these Contracts	Amounts Payable on Demand	Carrying Amount for these Contracts
	£m	£m	£m	£m
Life direct participating and investment DPF contracts	3,154	3,165	17,880	20,289
Life other contracts	—	259	—	306
At 31 Dec	3,154	3,424	17,880	20,595

Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance underwriting risk factors	CSM (and therefore expected future profits) due to the loss of future income on the lapsed policies. However, some contract lapses have a positive effect on profit due to the existence of policy surrender charges. We are most sensitive to a change in lapse rates in France.
Mortality and morbidity risk is typically associated with life insurance contracts. During the year we have revised the sensitivity to mortality and morbidity rates from 10% to 5% to align with reasonably
foreseeable changes, and the comparatives have been restated
accordingly. The effect on profit of an increase in mortality or morbidity depends on the type of business being written.
Expense rate risk is the exposure to a change in the allocated cost of administering insurance contracts. To the extent that increased expenses cannot be passed on to policyholders, an increase in expense rates will have a negative effect on our profits. This risk is generally greatest for smaller entities.
The impact of changing insurance underwriting risk factors is primarily absorbed within the CSM, unless contracts are onerous in which case the impact is directly to profit. The impact of changes to the CSM is released to profits over the expected coverage periods of the related insurance contracts.
The sensitivities provided below include the French insurance business which was classified as held for sale at 31 December 2024.
Further details are provided on page 181.

Sensitivity of group's insurance manufacturing subsidiaries to insurance underwriting risk factors[1]
(Audited)
	At 31 Dec 2024
	Effect on CSM	Effect on profit after tax[2]	Effect on total equity
	£m	£m	£m
10% increase in lapse rates	(52)	(5)	(5)
10% decrease in lapse rates	57	5	5
5% increase in mortality and/or morbidity rates	(14)	—	—
5% decrease in mortality and/or morbidity rates	15	1	1
10% increase in expense rates	(28)	(3)	(3)
10% decrease in expense rates	28	3	3
	At 31 Dec 2023
10% increase in lapse rates	(55)	(8)	(8)
10% decrease in lapse rates	58	7	7
5% increase in mortality and/or morbidity rates[3]	(14)	(3)	(3)
5% decrease in mortality and/or morbidity rates[3]	15	2	2
10% increase in expense rates	(27)	(3)	(3)
10% decrease in expense rates	27	3	3
1The sensitivities impacts are provided after considering the impacts of reinsurance contracts held as risk mitigation.
2'Effect on profit after tax' in respect for the year.
3During the year the sensitivity to mortality and morbidity rates have been changed from 10% to 5% and the comparatives have been restated accordingly.